Acquisitions Schedule of Intangible Assets by Category (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2015	Dec. 31, 2015
Policies in Force [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		7 years
Agency Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		14 years
Computer Software, Intangible Asset [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		8 years
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		10 years
ARX Holding Corp. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Value at acquisition		$ 520.4
Accumulative Amortization		45.1
Useful life	9 years
ARX Holding Corp. [Member] | Policies in Force [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Value at acquisition		256.2
Accumulative Amortization		27.5
ARX Holding Corp. [Member] | Agency Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Value at acquisition		159.2
Accumulative Amortization		8.5
ARX Holding Corp. [Member] | Computer Software, Intangible Asset [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Value at acquisition		69.1
Accumulative Amortization		6.5
ARX Holding Corp. [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Value at acquisition		34.8
Accumulative Amortization		2.6
ARX Holding Corp. [Member] | Licensing Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulative Amortization		0.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets		$ 1.1